Pension and Post-Retirement and Post-Employment Benefits - Change in Projected Benefit Obligation and Change in Plan Assets (Detail) - CAD ($) $ in Millions			12 Months Ended
	Nov. 01, 2021	Mar. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Change in plan assets
Employer contributions			$ 62	$ 57
Pension Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year			9,763	8,973
Current service cost			240	215
Employee contributions			61	56
Interest cost			257	284
Benefits paid			(392)	(381)
Net actuarial loss (gain)			(571)	465
Transfer from other plans			0	151
Projected benefit obligation, end of year			9,358	9,763
Change in plan assets
Fair value of plan assets, beginning of year			8,103	7,848
Actual return on plan assets			834	425
Benefits paid			(392)	(381)
Employer contributions			62	57
Employee contributions			61	56
Administrative expenses			(23)	(22)
Transfer from other plans			0	120
Fair value of plan assets, end of year			8,645	8,103
Unfunded status			713	1,660
Post-Retirement and Post-Employment Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year			1,841	1,768
Current service cost			65	70
Employee contributions			0	0
Interest cost			51	57
Benefits paid			(47)	(45)
Net actuarial loss (gain)			(98)	(42)
Transfer from other plans	$ 6	$ 28	34	33
Projected benefit obligation, end of year			1,846	1,841
Change in plan assets
Fair value of plan assets, beginning of year			0	0
Actual return on plan assets			0	0
Benefits paid			(47)	(45)
Employer contributions			47	45
Employee contributions			0	0
Administrative expenses			0	0
Transfer from other plans			0	0
Fair value of plan assets, end of year			0	0
Unfunded status			$ 1,846	$ 1,841